Acquisitions/Real Estate Investments (Schedule of Preliminary Purchase Price Allocations Acquired Assets and Liabilities) (Details) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Jun. 09, 2014 USD ($) property	Dec. 31, 2013 USD ($) property
Business Acquisition [Line Items]
Number of real estate properties | property		173	100		29
Bank of America Portfolio [Member]
Business Acquisition [Line Items]
Number of real estate properties | property				67
Bank of America Portfolio [Member] | Operating Income (Loss) [Member]
Business Acquisition [Line Items]
Increase (decrease) to Rental Revenue		$ 2,654
Bank of America Portfolio [Member] | Operating Expense [Member]
Business Acquisition [Line Items]
Increase (decrease) to Depreciation and Amortization Expense		$ 620
Bank of America Portfolio [Member] | Scenario, Actual [Member]
Business Acquisition [Line Items]
Real estate assets				$ 486,976
Cash				4,108
Accounts receivable				9,999
Intangible assets				111,193
Other assets				3,777
Total assets acquired				616,053
Accrued expenses				1,614
Deferred Revenue				5,012
Intangible liabilities				202,783
Other liabilities				7,000
Total liabilities assumed				216,409
Total consideration paid				$ 399,644
Bank of America Portfolio [Member]
Business Acquisition [Line Items]
Number of real estate properties | property			67	67
Real estate assets					$ 460,012
Intangible liabilities					$ 50,963
Bank of America Portfolio [Member] | Scenario, Plan [Member]
Business Acquisition [Line Items]
Real estate assets				$ 363,380
Cash				4,108
Accounts receivable				9,999
Intangible assets				75,847
Other assets				3,777
Total assets acquired				457,111
Accrued expenses				1,614
Deferred Revenue				5,012
Intangible liabilities				43,841
Other liabilities				7,000
Total liabilities assumed				57,467
Total consideration paid				$ 399,644
26 Properties Acquired [Member] | Scenario, Plan [Member]
Business Acquisition [Line Items]
Number of real estate properties | property		26
Real estate assets		$ 503,442
Intangible assets		65,910
Intangible liabilities		$ 8,959
42 Properties Acquired [Member]
Business Acquisition [Line Items]
Number of real estate properties | property	[1]	42
42 Properties Acquired [Member] | Operating Income (Loss) [Member]
Business Acquisition [Line Items]
Increase (decrease) to Rental Revenue	[1]	$ (147)
42 Properties Acquired [Member] | Operating Expense [Member]
Business Acquisition [Line Items]
Increase (decrease) to Depreciation and Amortization Expense	[1]	2,471
42 Properties Acquired [Member] | Scenario, Plan [Member]
Business Acquisition [Line Items]
Real estate assets	[1]	616,373
Intangible assets	[1]	149,308
Intangible liabilities	[1]	26,765
42 Properties Acquired [Member] | Scenario, Actual [Member]
Business Acquisition [Line Items]
Real estate assets	[1]	639,330
Intangible assets	[1]	116,181
Intangible liabilities	[1]	$ 16,595
22 Properties Acquired [Member]
Business Acquisition [Line Items]
Number of real estate properties | property			22
22 Properties Acquired [Member] | Operating Income (Loss) [Member]
Business Acquisition [Line Items]
Increase (decrease) to Rental Revenue			$ (2,819)
22 Properties Acquired [Member] | Operating Expense [Member]
Business Acquisition [Line Items]
Increase (decrease) to Depreciation and Amortization Expense			258
22 Properties Acquired [Member] | Scenario, Plan [Member]
Business Acquisition [Line Items]
Real estate assets			248,977
Intangible assets			27,550
Intangible liabilities			2,236
22 Properties Acquired [Member] | Scenario, Actual [Member]
Business Acquisition [Line Items]
Real estate assets			237,499
Intangible assets			40,792
Intangible liabilities			$ 4,000
11 Properties Acquired [Member] | Scenario, Plan [Member]
Business Acquisition [Line Items]
Number of real estate properties | property			11
Real estate assets			$ 115,926
Intangible assets			29,001
Intangible liabilities			$ 2,396

[1]	Allocations for the nine months ended September 30, 2015 exclude the Bank of America Portfolio, which is separately disclosed below.